Dividend	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividend
31.	Dividend
The dividends paid by the Group in 2019, 2018 and 2017 were
￦
269,659 million (
￦
1,100 per share).
￦
245,097 million (
￦
1,000 per share) and
￦
195,977 million (
￦
800 per share), respectively. A dividend in respect of the year ended December 31, 2019, of
￦
1,100 per share, amounting to a total dividend of
￦
269,766 million, was approved at the shareholders’ meeting on March 30, 2020.